Summary of Significant Accounting Policies - Property, Plant and Equipment Useful Lives (Detail)	12 Months Ended
Jun. 30, 2014
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Premises and Equipment	Shorter of useful lives or lease term
Minimum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Premises and Equipment	10 years
Minimum [Member] | Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Premises and Equipment	3 years
Maximum [Member] | Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Premises and Equipment	50 years
Maximum [Member] | Furnishings and Equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of Premises and Equipment	20 years